Financial assets at fair value through profit or loss - Breakdown by currency (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,446	€ 6,487
Financial assets at fair value through profit or loss	6,782	8,251
Euro
Financial assets at fair value through profit or loss
Financial assets held for trading	3,766	3,599
U.S. dollars
Financial assets at fair value through profit or loss
Financial assets held for trading	2,680	2,885
Other Currency [Member]
Financial assets at fair value through profit or loss
Financial assets held for trading	3
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	336	1,764
Other financial assets at fair value through profit or loss | Euro
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	200	1,201
Other financial assets at fair value through profit or loss | U.S. dollars
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 136	€ 563